Commitments, Contingencies and Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year-end.

	2016		2015
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to extend credit:
Lines of credit and construction loans	$6,905	$202,923	$9,416	$195,732
Overdraft protection	5	29,075	5	22,119
Letters of credit	600	349	200	750

	$7,510	$232,347	$9,621	$218,601